Financial Risks - Summary of Credit Risk Exposure - Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	€ 113	€ 58
Financial assets measured at FVOCI - with recycling [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	50,354	54,214
Financial assets measured at FVOCI - with recycling [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	358	413
Financial assets measured at FVOCI - with recycling [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	100	125
Financial assets measured at FVOCI - with recycling [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	49,571	53,273
Financial assets measured at FVOCI - with recycling [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	325	403
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	50,354	54,214
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	2,961	9,562
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	9,219	4,034
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	18,411	18,235
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	17,547	19,702
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	1,035	1,427
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	554	590
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	629	664
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	358	413
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI		10
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	11	6
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	136	172
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	120	153
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	91	72
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	100	125
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Purchased credit impaired [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	1
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Purchased credit impaired [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI		2
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Purchased credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	99	123
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	49,571	53,273
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	2,961	9,562
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	9,217	4,034
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	18,410	18,224
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	17,534	19,696
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	899	1,250
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	431	432
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	120	76
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	325	403
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	2
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI		2
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI		3
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	3	5
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	319	394
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(238)	(276)
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(25)	(32)
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(2)	(1)
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(147)	(157)
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	€ (64)	€ (86)